Risk/Return Detail Data - FidelityDividendGrowthFund-AMCIZPro - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Oct. 28, 2025	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 28, 2025	Oct. 28, 2025
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2],[3]	0.58%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Expenses (as a percentage of Assets)		0.85%
Expense Example, with Redemption, 1 Year		$ 657
Expense Example, with Redemption, 3 Years		831
Expense Example, with Redemption, 5 Years		1,019
Expense Example, with Redemption, 10 Years		1,564
Expense Example, No Redemption, 1 Year		657
Expense Example, No Redemption, 3 Years		831
Expense Example, No Redemption, 5 Years		1,019
Expense Example, No Redemption, 10 Years		$ 1,564
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.84%											6.31%	6.58%
Annual Return [Percent]				4.84%	7.08%	1.52%	25.04%	(4.72%)	21.71%	(8.65%)	14.87%	11.19%	(1.96%)
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2],[3]	0.58%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Expenses (as a percentage of Assets)		1.10%
Expense Example, with Redemption, 1 Year		$ 458
Expense Example, with Redemption, 3 Years		687
Expense Example, with Redemption, 5 Years		935
Expense Example, with Redemption, 10 Years		1,643
Expense Example, No Redemption, 1 Year		458
Expense Example, No Redemption, 3 Years		687
Expense Example, No Redemption, 5 Years		935
Expense Example, No Redemption, 10 Years		$ 1,643
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[4]	1.00%
Management Fees (as a percentage of Assets)	[2],[3]	0.58%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Expenses (as a percentage of Assets)		1.60%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 263
Expense Example, with Redemption, 3 Years		505
Expense Example, with Redemption, 5 Years		871
Expense Example, with Redemption, 10 Years		1,699
Expense Example, No Redemption, 1 Year		163
Expense Example, No Redemption, 3 Years		505
Expense Example, No Redemption, 5 Years		871
Expense Example, No Redemption, 10 Years		$ 1,699
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2],[3]	0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		176
Expense Example, with Redemption, 5 Years		307
Expense Example, with Redemption, 10 Years		689
Expense Example, No Redemption, 1 Year		56
Expense Example, No Redemption, 3 Years		176
Expense Example, No Redemption, 5 Years		307
Expense Example, No Redemption, 10 Years		$ 689
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2],[3]	0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[3]	0.02%
Expenses (as a percentage of Assets)		0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		151
Expense Example, with Redemption, 5 Years		263
Expense Example, with Redemption, 10 Years		591
Expense Example, No Redemption, 1 Year		48
Expense Example, No Redemption, 3 Years		151
Expense Example, No Redemption, 5 Years		263
Expense Example, No Redemption, 10 Years		$ 591
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Blue Chip Value Fund /Fidelity Advisor® Blue Chip Value Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations. Investing in companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in blue chip value companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Blue Chip Value Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Blue Chip Value Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		3.82%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		16.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.60%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | After Taxes on Distributions | Fidelity Advisor Blue Chip Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.73%											5.44%	5.94%
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Blue Chip Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.44%											4.90%	5.23%
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Value Index
Average Annual Return, Percent			14.37%											8.68%	8.49%
FidelityBlueChipValueFund-AMCIZPro | Fidelity Blue Chip Value Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%	12.87%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)	[6],[7]	0.69%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[7]	0.01%
Acquired Fund Fees and Expenses		0.21%
Expenses (as a percentage of Assets)		1.16%
Expense Example, with Redemption, 1 Year		$ 686
Expense Example, with Redemption, 3 Years		922
Expense Example, with Redemption, 5 Years		1,177
Expense Example, with Redemption, 10 Years		1,903
Expense Example, No Redemption, 1 Year		686
Expense Example, No Redemption, 3 Years		922
Expense Example, No Redemption, 5 Years		1,177
Expense Example, No Redemption, 10 Years		$ 1,903
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			27.48%											11.66%	10.33%
Annual Return [Percent]				27.48%	17.83%	(11.70%)	28.03%	2.20%	28.73%	(7.23%)	20.14%	8.05%	(0.63%)
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)	[6],[7]	0.69%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):	[7]	0.01%
Acquired Fund Fees and Expenses		0.21%
Expenses (as a percentage of Assets)		1.41%
Expense Example, with Redemption, 1 Year		$ 489
Expense Example, with Redemption, 3 Years		781
Expense Example, with Redemption, 5 Years		1,094
Expense Example, with Redemption, 10 Years		1,982
Expense Example, No Redemption, 1 Year		489
Expense Example, No Redemption, 3 Years		781
Expense Example, No Redemption, 5 Years		1,094
Expense Example, No Redemption, 10 Years		$ 1,982
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[8]	1.00%
Management Fees (as a percentage of Assets)	[6],[7]	0.69%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):	[7]	0.01%
Acquired Fund Fees and Expenses		0.21%
Expenses (as a percentage of Assets)		1.91%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 294
Expense Example, with Redemption, 3 Years		600
Expense Example, with Redemption, 5 Years		1,032
Expense Example, with Redemption, 10 Years		2,038
Expense Example, No Redemption, 1 Year		194
Expense Example, No Redemption, 3 Years		600
Expense Example, No Redemption, 5 Years		1,032
Expense Example, No Redemption, 10 Years		$ 2,038
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[6],[7]	0.69%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[7]	0.01%
Acquired Fund Fees and Expenses		0.21%
Expenses (as a percentage of Assets)		0.91%
Expense Example, with Redemption, 1 Year		$ 93
Expense Example, with Redemption, 3 Years		290
Expense Example, with Redemption, 5 Years		504
Expense Example, with Redemption, 10 Years		1,120
Expense Example, No Redemption, 1 Year		93
Expense Example, No Redemption, 3 Years		290
Expense Example, No Redemption, 5 Years		504
Expense Example, No Redemption, 10 Years		$ 1,120
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[6],[7]	0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[7]	0.00%
Acquired Fund Fees and Expenses		0.21%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Dividend Growth Fund /Fidelity Advisor® Dividend Growth Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Dividend Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81 % of the average value of its portfolio.
Portfolio Turnover, Rate		81.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Normally investing primarily in companies that currently pay, or have a historical record of paying, dividends. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in equity securities of dividend growth companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Dividend Growth Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Dividend Growth Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		16.55%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.15%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | After Taxes on Distributions | Fidelity Advisor Dividend Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.38%											9.73%	8.07%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | After Taxes on Distributions and Sales | Fidelity Advisor Dividend Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.91%											8.80%	7.69%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | IXWJP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent			16.66%											10.52%	11.46%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	13.10%
Document Type		485BPOS
Registrant Name		Fidelity Securities Fund

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Based on estimated amounts for the current fiscal year.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[6]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[7]	B Based on estimated amounts for the current fiscal year.
[8]	B On Class C shares redeemed less than one year after purchase.